Leases - Schedule of future minimum lease receivables for operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
vessels
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 2,342,939	$ 703,666
vessels | IFRS 16
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,625,467	457,750
vessels | IFRS 15
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	717,472	245,916
vessels | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	288,933	162,100
vessels | Between 1 and 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,147,997	300,183
vessels | More than five years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	906,010	241,383
Office lease
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	2,974
Office lease | Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	1,285	1,689
Office lease | Within two years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	0	1,285
Office lease | Between two and three years
Disclosure of finance lease and operating lease by lessor [line items]
Undiscounted lease receivables	$ 0	$ 0